Reserves - Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company (Parenthetical) (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Final dividend proposed after the end of the reporting year	¥ 0.10	¥ 0.10